CONTRACTUAL OBLIGATIONS AND RIGHTS (Details textuals) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
Disclosure Of Contractual Obligations And Rights [Abstract]
Contractual obligations, new building commitments	$ 296.4	$ 306.9	$ 238.0
Contractual obligations, chartered in vessels	0.0	2.9	4.0
Contractual rights charter hire income from vessels	$ 13.8	$ 50.2	$ 46.6